Summary of Net Realized Investment Gains and Losses (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Realized Investment Gains and Losses
Gross realized gains	$ 12	$ 52	$ 49
Gross realized losses	10	11	89
Non-credit losses included in other comprehensive income	$ 3	$ 4	$ 6